Note 13 - Income Tax - Reconciliation Between Statutory Income Tax Rate and the Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax expense at statutory rate
Differences between Cayman and foreign tax rates	294	344	401
Withholding taxes on repatriation of subsidiary profits	286	351	521
Alternative Minimum Tax on EMC stock sales	184	345	105
Withholding taxes on interest income	83	83	83
Adjustments to prior years’ taxes	34	34	60
Changes in valuation allowances for deferred income tax assets	3	91	92
Changes in deferred income tax assets and liabilities	(8)	(224)	(247)
Other	61	147	126
Total	$ 937	$ 1,171	$ 1,141